UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam ESG High Yield ETF
PHYD | NYSE Arca, Inc.
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam ESG High Yield ETF for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam ESG High Yield ETF	$56	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Putnam ESG High Yield ETF returned 10.55%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 9.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight positioning and security selection within the services sector and security selection within telecommunications
↑	Overweight positioning to Seagate Technology

Top detractors from performance:
↓	Underweight positioning and security selection within the Energy sector
↓	Overweight exposure to Vibrantz Technology
Putnam ESG High Yield ETF	PAGE 1	39495-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam ESG High Yield ETF 1/19/2023 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	Since Inception (1/19/2023)
Putnam ESG High Yield ETF (NAV)	10.55	8.37
Bloomberg U.S. Aggregate Index	4.06	3.15
JPMorgan Developed High Yield Index	9.47	8.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,669,297
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	202
Total Management Fee Paid (based on a unitary fee)	$939,854
Portfolio Turnover Rate	46%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam ESG High Yield ETF	PAGE 2	39495-ATSR-0626

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers of the Fund are Jonathan G. Belk, CFA, Bryant Dieffenbacher, CFA, and Robert L. Salvin.
At a meeting held on March 26, 2026, the Board of Trustees of Putnam ETF Trust, on behalf of the Fund, approved a plan to liquidate and dissolve the Fund, upon recommendation by Putnam Investment Management, LLC, the Fund’s investment adviser.
The liquidation of the Fund is expected to occur on or about June 16, 2026 (the “Liquidation Date”), although the Fund may make dispositions of portfolio holdings prior to the Liquidation Date.
Effective as of the close of business on May 19, 2026, the Fund will no longer accept orders for the purchase of creation units, and effective as of the close of business on June 9, 2026, the Fund will no longer accept redemption orders. Trading for the Fund on NYSE  Arca, Inc. will be suspended prior to market open on June 10, 2026.
When the Funds are in the process of liquidating their portfolios, which is anticipated to commence prior to June 10, 2026, the Funds will hold cash and securities that may not be consistent with the Funds’ investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG High Yield ETF	PAGE 3	39495-ATSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $153,203 in April 30, 2025 and $164,798 in April 30, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $26,747 in April 30, 2025 and $26,747 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in April 30, 2025 and $1,474,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
ESG High Yield ETF
Financial Statements and Other Important Information
Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
April 30, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 65.5%
Communication Services — 6.8%
Diversified Telecommunication Services — 0.8%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	$22,000	$20,429 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	38,000	39,961 (a)
Total Diversified Telecommunication Services				60,390
Entertainment — 0.6%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	24,000	17,185
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	28,000	26,184 (a)
Total Entertainment				43,369
Media — 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	18,000	17,719 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	54,000	51,216 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	2,000	1,818 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	38,000	34,054 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	14,000	13,811 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	22,000	18,476 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	8,000	8,335 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	26,000	27,330 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	20,000	20,394 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,000	2,003 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	12,000	12,495 (a)
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	28,000	27,319
EW Scripps Co., Secured Notes	9.875%	8/15/30	27,000	27,097 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	22,000	22,382 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	18,000	14,075 (a)
McGraw-Hill Education Inc., Senior Notes	8.000%	8/1/29	12,000	12,014 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	18,000	18,610 (a)
News Corp., Senior Notes	5.125%	2/15/32	2,000	1,967 (a)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	$6,000	$5,915 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	24,000	24,869 (a)
Sirius XM Radio LLC, Senior Notes	5.500%	7/1/29	8,000	7,946 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	14,000	12,681 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	34,000	35,211 (a)
Total Media				417,737

Total Communication Services				521,496
Consumer Discretionary — 11.0%
Automobile Components — 0.5%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	24,000	25,120 (a)
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	14,000	14,329 (a)
Total Automobile Components				39,449
Broadline Retail — 0.1%
Kohl’s Corp., Senior Secured Notes	10.000%	6/1/30	8,000	8,661 (a)
Hotels, Restaurants & Leisure — 6.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	26,000	24,749 (a)
Aramark Services Inc., Senior Notes	5.000%	2/1/28	24,000	23,965 (a)
Boyd Gaming Corp., Senior Notes	4.750%	6/15/31	12,000	11,575 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	18,000	17,384 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	16,000	14,356 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	14,000	14,222 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	10,000	10,150 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	16,000	16,236 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	26,000	26,163 (a)
Churchill Downs Inc., Senior Notes	5.750%	4/1/30	16,000	15,957 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	14,000	13,573 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	8,000	8,105 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	38,000	38,276 (a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	12,000	11,977
Light & Wonder International Inc., Senior Notes	7.250%	11/15/29	16,000	16,373 (a)
Light & Wonder International Inc., Senior Notes	7.500%	9/1/31	10,000	10,427 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	4,000	4,178 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	16,000	15,935 (a)
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Penn Entertainment Inc., Senior Notes	5.625%	1/15/27	$10,000	$10,003 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	12,000	12,213 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	11,000	11,153 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	24,000	24,374 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	30,000	30,096 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	18,000	18,974 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	58,000	61,417 (a)
Total Hotels, Restaurants & Leisure				461,831
Household Durables — 2.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	20,000	19,647 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	20,000	20,606 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	12,000	11,760
Newell Brands Inc., Senior Notes	6.625%	5/15/32	26,000	25,257
Taylor Morrison Communities Inc., Senior Notes	5.750%	1/15/28	6,000	6,059 (a)
Taylor Morrison Communities Inc., Senior Notes	5.125%	8/1/30	32,000	31,893 (a)
Taylor Morrison Communities Inc., Senior Notes	5.750%	11/15/32	4,000	4,047 (a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	22,000	22,015 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	4.875%	9/15/28	20,000	19,586 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.750%	1/15/34	30,000	29,692 (a)
Total Household Durables				190,562
Specialty Retail — 0.9%
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	22,000	22,559 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	16,000	16,611 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	28,000	28,327 (a)
Total Specialty Retail				67,497
Textiles, Apparel & Luxury Goods — 1.0%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	46,055	50,686 (a)(b)
Crocs Inc., Senior Notes	4.250%	3/15/29	12,000	11,657 (a)
Levi Strauss & Co., Senior Notes	3.500%	3/1/31	18,000	16,580 (a)
Total Textiles, Apparel & Luxury Goods				78,923

Total Consumer Discretionary				846,923
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 0.4%
US Foods Inc., Senior Notes	7.250%	1/15/32	$22,000	$22,911 (a)
US Foods Inc., Senior Notes	5.750%	4/15/33	10,000	10,045 (a)
Total Consumer Staples Distribution & Retail				32,956
Food Products — 0.6%
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	21,000	21,704 (a)
Industrial F&B Investments III Inc., Senior Secured Notes	7.750%	2/11/33	24,000	24,272 (a)
Total Food Products				45,976
Personal Care Products — 0.4%
Coty Inc/HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes	4.750%	1/15/29	32,000	31,016 (a)

Total Consumer Staples				109,948
Energy — 4.3%
Energy Equipment & Services — 1.2%
Archrock Services LP/Archrock Partners Finance Corp., Senior Notes	6.000%	2/1/34	10,000	10,069 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	16,000	16,375 (a)
Kodiak Gas Services LLC, Senior Notes	6.750%	10/1/35	6,000	6,236 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	10,000	10,564 (a)
Transocean International Ltd., Senior Notes	8.500%	5/15/31	20,000	21,160 (a)
Transocean International Ltd., Senior Notes	7.875%	10/15/32	2,000	2,144 (a)
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	6,000	6,152 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	16,000	16,606 (a)
Total Energy Equipment & Services				89,306
Oil, Gas & Consumable Fuels — 3.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	2/15/31	10,000	10,604 (a)
Crescent Energy Finance LLC, Senior Notes	7.875%	4/15/32	16,000	16,596 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	66,000	66,260 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	10,000	10,008
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	22,000	21,714 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	8,000	8,734 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	14,000	14,603 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	44,000	47,226 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	4,000	4,438 (a)
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	$20,000	$20,978 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	4,000	4,501 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	12,000	12,762 (a)
Total Oil, Gas & Consumable Fuels				238,424

Total Energy				327,730
Financials — 9.3%
Capital Markets — 1.1%
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	11,000	11,415 (a)
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	42,000	42,856 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	30,000	31,037 (a)
Total Capital Markets				85,308
Consumer Finance — 1.9%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	12,000	13,408
FirstCash Inc., Senior Notes	6.875%	3/1/32	56,000	57,463 (a)
OneMain Finance Corp., Senior Notes	7.500%	5/15/31	20,000	20,517
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	10,000	10,147
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	12,000	11,761
PRA Group Inc., Senior Notes	8.875%	1/31/30	30,000	31,061 (a)
Total Consumer Finance				144,357
Financial Services — 3.8%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	22,000	21,641 (a)
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.750%	12/1/32	30,000	29,105 (a)
Freedom Mortgage Corp., Senior Notes	12.250%	10/1/30	16,000	17,373 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	42,000	42,607 (a)
GGAM Finance Ltd., Senior Notes	8.000%	2/15/27	12,000	12,076 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	40,000	40,233 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	22,000	22,613 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	40,000	41,882 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	28,000	28,299 (a)
Rocket Cos. Inc., Senior Notes	6.375%	8/1/33	30,000	30,403 (a)
Total Financial Services				286,232
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 2.5%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	$26,000	$26,035 (a)
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	7.500%	11/6/30	20,000	20,323 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	5.875%	11/1/29	22,000	21,581 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	20,000	19,677 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	26,000	26,553 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	30,000	31,356 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	32,000	31,597 (a)
Jones Deslauriers Insurance Management Inc., Senior Secured Notes	8.500%	3/15/30	16,000	16,502 (a)
Total Insurance				193,624

Total Financials				709,521
Health Care — 4.4%
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	6,000	6,202 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	20,000	20,429 (a)
Medline Borrower LP, Senior Notes	5.250%	10/1/29	14,000	13,941 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	16,000	15,553 (a)
Total Health Care Equipment & Supplies				56,125
Health Care Providers & Services — 2.8%
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	42,000	39,680 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	14,000	15,053 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	16,000	16,523 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	10,000	10,375 (a)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	30,000	31,146 (c)
DaVita Inc., Senior Notes	4.625%	6/1/30	8,000	7,748 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	44,000	45,445 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	2,000	2,063 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	20,000	20,224 (a)
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	$22,000	$22,158
Total Health Care Providers & Services				210,415
Health Care Technology — 0.4%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	32,000	30,525 (a)
Life Sciences Tools & Services — 0.5%
IQVIA Inc., Senior Notes	6.250%	6/1/32	38,000	38,747 (a)

Total Health Care				335,812
Industrials — 10.3%
Aerospace & Defense — 2.1%
ATI Inc., Senior Notes	5.125%	10/1/31	44,000	43,863
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	10,000	10,250 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	20,000	20,535 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	6,000	6,271 (a)
Ingram Micro Inc., Senior Secured Notes	4.750%	5/15/29	18,000	17,702 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	36,000	36,376 (a)
TransDigm Inc., Senior Secured Notes	6.250%	1/31/34	4,000	4,093 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	22,000	22,616 (a)
Total Aerospace & Defense				161,706
Building Products — 0.5%
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	6,000	5,935 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	24,000	24,352 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	10,000	10,164 (a)
Total Building Products				40,451
Commercial Services & Supplies — 6.4%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	38,000	38,703 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	364,000	364,744 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	54,000	55,782 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	18,000	18,382 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	10,000	10,324 (a)
Total Commercial Services & Supplies				487,935
Construction & Engineering — 0.1%
Aretec Group Inc., Senior Secured Notes	10.000%	8/15/30	4,000	4,241 (a)
Electrical Equipment — 0.7%
WESCO Distribution Inc., Senior Notes	6.375%	3/15/29	2,000	2,042 (a)
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	50,000	51,846 (a)
Total Electrical Equipment				53,888
Machinery — 0.3%
Chart Industries Inc., Senior Notes	9.500%	1/1/31	4,000	4,207 (a)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Terex Corp., Senior Notes	5.000%	5/15/29	$6,000	$5,970 (a)
Terex Corp., Senior Notes	6.250%	10/15/32	16,000	16,276 (a)
Total Machinery				26,453
Professional Services — 0.2%
CACI International Inc., Senior Notes	6.375%	6/15/33	14,000	14,332 (a)

Total Industrials				789,006
Information Technology — 10.9%
Communications Equipment — 0.2%
Viasat Inc., Senior Notes	7.500%	5/30/31	14,000	14,048 (a)
Electronic Equipment, Instruments & Components — 0.8%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	24,000	25,483 (a)
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	36,000	34,851 (a)
Total Electronic Equipment, Instruments & Components				60,334
IT Services — 7.5%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	534,000	574,269 (a)
Semiconductors & Semiconductor Equipment — 0.4%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	20,000	20,488 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	14,000	14,152 (a)
Total Semiconductors & Semiconductor Equipment				34,640
Software — 1.3%
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	26,000	25,336 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	30,000	24,340 (a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	22,000	19,662 (a)
UKG Inc., Senior Secured Notes	6.875%	2/1/31	30,000	29,224 (a)
Total Software				98,562
Technology Hardware, Storage & Peripherals — 0.7%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	22,000	22,348 (a)
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	13,000	13,146 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	16,000	16,359 (a)
Total Technology Hardware, Storage & Peripherals				51,853

Total Information Technology				833,706
Materials — 1.6%
Chemicals — 0.3%
Element Solutions Inc., Senior Notes	3.875%	9/1/28	6,000	5,854 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	20,000	19,819 (a)
Total Chemicals				25,673
Containers & Packaging — 0.9%
Graphic Packaging International LLC, Senior Notes	3.750%	2/1/30	36,000	33,651 (a)
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	$32,000	$32,380 (a)
Total Containers & Packaging				66,031
Metals & Mining — 0.4%
Novelis Corp., Senior Notes	3.875%	8/15/31	38,000	34,571 (a)

Total Materials				126,275
Real Estate — 2.7%
Diversified REITs — 0.4%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	29,000	30,148 (a)
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	20,000	20,534 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	8,000	8,245 (a)
XHR LP, Senior Notes	6.625%	5/15/30	4,000	4,098 (a)
Total Hotel & Resort REITs				32,877
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Secured Notes	7.000%	4/15/30	14,000	14,016 (a)
Specialized REITs — 1.7%
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	20,000	19,870 (a)
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	26,000	26,416 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	44,000	44,594 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes	7.375%	2/15/31	8,000	8,372 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	30,000	29,454 (a)
Total Specialized REITs				128,706

Total Real Estate				205,747
Utilities — 2.8%
Electric Utilities — 2.1%
Constellation Energy Generation LLC, Senior Notes	5.000%	2/1/31	10,000	10,028 (a)
NRG Energy Inc., Junior Subordinated Notes (10.250% to 3/15/28 then 5 year Treasury Constant Maturity Rate + 5.920%)	10.250%	3/15/28	12,000	13,041 (a)(c)(d)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	8,000	8,234 (c)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	30,000	29,711
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
April 30, 2026
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	$28,000	$27,808 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	28,000	28,121 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	20,000	20,984 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	24,000	25,065 (a)
Total Electric Utilities				162,992
Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	18,000	16,853 (a)
Clearway Energy Operating LLC, Senior Notes	3.750%	1/15/32	24,000	22,143 (a)
Clearway Energy Operating LLC, Senior Notes	5.750%	1/15/34	16,000	16,012 (a)
Total Independent Power and Renewable Electricity Producers				55,008

Total Utilities				218,000
Total Investments before Short-Term Investments (Cost — $4,963,393)				5,024,164
			Shares
Short-Term Investments — 23.6%
Putnam Government Money Market Fund, Class P Shares (Cost — $1,806,402)	3.420%		1,806,402	1,806,402 (e)(f)
Total Investments — 89.1% (Cost — $6,769,795)				6,830,566
Other Assets in Excess of Liabilities — 10.9%				838,731
Total Net Assets — 100.0%				$7,669,297

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $1,806,402 and the cost was $1,806,402 (Note 6).

Abbreviation(s) used in this schedule:
PIK	—	Payment-In-Kind
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

 Putnam ESG High Yield ETF
At April 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$2,000,000	6/20/31	5.000% quarterly	$142,529	$89,117	$53,412

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $4,963,393)	$5,024,164
Investments in affiliated securities, at value (Cost — $1,806,402)	1,806,402
Cash	9,899
Receivable for securities sold	447,568
Interest receivable	226,525
Deposits with brokers for centrally cleared swap contracts	154,303
Dividends receivable from affiliated investments	3,687
Total Assets	7,672,548
Liabilities:
Investment management fee payable	3,123
Payable to brokers — net variation margin on centrally cleared swap contracts	107
Foreign currency due to custodian, at value (Cost — $482)	21
Total Liabilities	3,251
Total Net Assets	$7,669,297
Net Assets:
Paid-in capital	$7,001,285
Total distributable earnings (loss)	668,012
Total Net Assets	$7,669,297
Shares Outstanding	150,000
Net Asset Value	$51.13
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

Statement of Operations
For the Year Ended April 30, 2026

Investment Income:
Interest	$11,119,718
Dividends from affiliated investments	410,358
Dividends from unaffiliated investments	41,233
Less: Foreign taxes withheld	(1,476)
Total Investment Income	11,569,833
Expenses:
Investment management fee (Note 2)	967,500
Total Expenses	967,500
Less: Fee waivers and/or expense reimbursements (Note 2)	(27,646)
Net Expenses	939,854
Net Investment Income	10,629,979
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	6,221,293
Swap contracts	224,066
Foreign currency transactions	(619)
Net Realized Gain	6,444,740
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(378,137)
Swap contracts	82,343
Foreign currencies	461
Change in Net Unrealized Appreciation (Depreciation)	(295,333)
Net Gain on Investments, Swap Contracts and Foreign Currency Transactions	6,149,407
Increase in Net Assets From Operations	$16,779,386
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended April 30,	2026	2025
Operations:
Net investment income	$10,629,979	$10,385,260
Net realized gain	6,444,740	662,648
Change in net unrealized appreciation (depreciation)	(295,333)	206,298
Increase in Net Assets From Operations	16,779,386	11,254,206
Distributions to Shareholders From (Note 1):
Total distributable earnings	(11,961,021)	(10,371,038)
Decrease in Net Assets From Distributions to Shareholders	(11,961,021)	(10,371,038)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (900,000 and 1,025,000 shares issued, respectively)	46,787,170	52,693,794
Cost of shares repurchased (4,300,000 and 25,000 shares repurchased, respectively)	(223,610,894)	(1,236,614)
Increase (Decrease) in Net Assets From Fund Share Transactions	(176,823,724)	51,457,180
Increase (Decrease) in Net Assets	(172,005,359)	52,340,348
Net Assets:
Beginning of year	179,674,656	127,334,308
End of year	$7,669,297	$179,674,656
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1,2]
Net asset value, beginning of year	$50.61	$49.94	$49.92	$50.00
Income (loss) from operations:
Net investment income	3.13	3.32	3.45	0.93
Net realized and unrealized gain (loss)	2.03	0.67	0.33	(0.47)
Total income from operations	5.16	3.99	3.78	0.46
Less distributions from:
Net investment income	(4.39)	(3.32)	(3.74)	(0.54)
Net realized gains	(0.25)	—	—	—
Return of capital	—	—	(0.02)	—
Total distributions	(4.64)	(3.32)	(3.76)	(0.54)
Net asset value, end of year	$51.13	$50.61	$49.94	$49.92
Total return, based on NAV[3]	10.55%	8.16%	7.87%	0.93%[4]
Net assets, end of year (000s)	$7,669	$179,675	$127,334	$104,842
Ratios to average net assets:
Gross expenses	0.55%	0.55%	0.55%	0.15%[4]
Net expenses[5,6]	0.53	0.53	0.53	0.15 [4]
Net investment income	6.04	6.51	6.93	1.88 [4]
Portfolio turnover rate[7]	46%	36%	47%	10%[4]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 19, 2023 (inception date) to April 30, 2023.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Not annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Putnam ESG High Yield ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

Putnam ESG High Yield ETF 2026 Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds & Notes†	—	$5,024,164	—	$5,024,164
Short-Term Investments†	$1,806,402	—	—	1,806,402
Total Investments	$1,806,402	$5,024,164	—	$6,830,566
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$53,412	—	$53,412
Total	$1,806,402	$5,077,576	—	$6,883,978

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps

Putnam ESG High Yield ETF 2026 Annual Report

involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2026, the total notional value of all credit default swaps to sell protection was $2,000,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended April 30, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Putnam ESG High Yield ETF 2026 Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages,
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Putnam ESG High Yield ETF 2026 Annual Report

derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(5,085,638)	$5,085,638
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive management fee of 0.55% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam

Putnam ESG High Yield ETF 2026 Annual Report

Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the year ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $27,646, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
3. Investments
During the year ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$108,185,474
Sales	69,978,340
During the year ended April 30, 2026, in-kind transactions (Note 5) were as follows:

Contributions	—
Redemptions	$205,510,767
Realized gain (loss)*	5,102,341

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$6,769,795	$101,691	$(40,920)	$60,771
Swap contracts	89,117	53,412	—	53,412
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2026.

ASSET DERIVATIVES[1]
Credit Risk
Centrally cleared swap contracts[2]	$53,412

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Putnam ESG High Yield ETF 2026 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended April 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Credit Risk
Swap contracts	$224,066

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Credit Risk
Swap contracts	$82,343
During the year ended April 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Notional Balance**
Credit default swap contracts (sell protection)	$3,131,019

**	Based on the average of the notional amounts at each month-end during the period.
5. Fund share transactions
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Putnam ESG High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended April 30, 2026. The following transactions were effected in such company for the year ended April 30, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$9,487,953	$76,283,145	76,283,145	$83,964,696	83,964,696

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Putnam Government Money Market Fund, Class P Shares	—	$410,358	—	$1,806,402
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the year ended April 30, 2026.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended April 30, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$11,166,966	$10,371,038
Net long-term capital gains	794,055	—
Total distributions paid	$11,961,021	$10,371,038

Putnam ESG High Yield ETF 2026 Annual Report

As of April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,267,926
Deferred capital losses*	(661,146)
Other book/tax temporary differences(a)	(53,412)
Unrealized appreciation (depreciation)	114,644
Total distributable earnings (loss) — net	$668,012

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the book/tax differences in the income of swap contracts.
9. Plan of liquidation
On March 26, 2026, the Board of the Trust approved a plan to liquidate and dissolve the Fund. The Fund liquidated on June 16, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Putnam ESG High Yield ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Putnam ESG High Yield ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam ESG High Yield ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the three years in the period ended April 30, 2026 and for the period January 19, 2023 (inception date) to April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026, and the financial highlights for each of the three years in the period ended April 30, 2026 and for the period January 19, 2023 (inception date) to April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Subsequent Event
As discussed in Note 9 to the financial statements, the Board of the Trust approved a plan to liquidate and dissolve the Fund on March 26, 2026. The Fund liquidated on June 16, 2026.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 17, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

˂Fund Name - undefined˃ 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2026:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$794,055
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$41,234
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$41,234
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$286,036
Section 163(j) Interest Earned	§163(j)	$10,626,555
Putnam ESG High Yield ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Putnam ESG High Yield ETF

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Putnam
ESG High Yield ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Putnam ESG High Yield ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam ESG High Yield ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam ESG High Yield ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39495-AFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 25, 2026